FINANCIAL RISK MANAGEMENT (Assumed financial exposure to credit risk) (Details) - Credit risk $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 3,329
$
Disclosure of credit risk exposure [line items]
Trade and other receivables	1,062
EUR/$
Disclosure of credit risk exposure [line items]
Trade and other receivables	79
ARS
Disclosure of credit risk exposure [line items]
Trade and other receivables	61
MXN
Disclosure of credit risk exposure [line items]
Trade and other receivables	554
BRL
Disclosure of credit risk exposure [line items]
Trade and other receivables	1,496
COP/$
Disclosure of credit risk exposure [line items]
Trade and other receivables	77
Other currencies
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 1